INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Deferred Income Tax Assets	$ 13,692,000	$ 13,327,000
Valuation Allowance	(13,692,000)	(13,327,000)
Net Deferred Tax Asset	$ 0	$ 0